Hedging derivatives - Schedule of maturity profile of hedging instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 386,843	€ 392,948	€ 360,626
Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	19,019	27,317	20,056
One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	30,406	20,340	30,936
Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	94,209	78,813	101,855
One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	211,876	220,577	158,387
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	31,333	45,901	49,392
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	214,473	206,957	199,260
Fair value hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	6,588	5,546	7,132
Fair value hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	9,811	11,786	14,221
Fair value hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	37,723	45,119	44,897
Fair value hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	136,223	114,828	95,343
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	24,128	29,678	37,667
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	190,513	176,176	181,582
Fair value hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,120	4,324	5,616
Fair value hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	8,822	9,978	9,667
Fair value hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	34,074	33,873	39,921
Fair value hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	120,829	103,216	90,913
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	21,668	24,785	35,465
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	87,477	66,904	94,713
Fair value hedges | Interest rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,535	267	3,943
Fair value hedges | Interest rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	3,005	2,138	4,804
Fair value hedges | Interest rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8,854	4,189	24,807
Fair value hedges | Interest rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	56,868	42,398	33,333
Fair value hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	16,215	17,912	27,826
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	88,059	97,321	69,740
Fair value hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,492	3,716	1,021
Fair value hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,039	7,527	4,662
Fair value hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	23,511	25,588	11,241
Fair value hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	54,786	56,120	49,624
Fair value hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,231	4,370	3,192
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,492	21,238	9,037
Fair value hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	556	598	1,516
Fair value hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	741	1,712	4,264
Fair value hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2,448	11,013	3,257
Fair value hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	5,550	0
Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	747	2,365	0
Fair value hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,745	13,909	8,422
Fair value hedges | Exchange rate risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	556	598	901
Fair value hedges | Exchange rate risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	741	1,712	4,264
Fair value hedges | Exchange rate risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2,448	11,013	3,257
Fair value hedges | Exchange rate risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	586	0
Fair value hedges | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	747	7,329
Fair value hedges | Exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	4,964
Fair value hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	747	2,365
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	19,412	9,326	8,434
Fair value hedges | Interest rate and foreign exchange risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	912	624	0
Fair value hedges | Interest rate and foreign exchange risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	238	77	282
Fair value hedges | Interest rate and foreign exchange risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,193	199	1,711
Fair value hedges | Interest rate and foreign exchange risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15,356	5,898	4,239
Fair value hedges | Interest rate and foreign exchange risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,713	2,528	2,202
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	905	1,650
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	405	0
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	192	1,232
Fair value hedges | Interest rate and foreign exchange risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	308	418
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	8,679
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	8,679
Fair value hedges | Interest rate and foreign exchange risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Interest rate and foreign exchange risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	9,522	7,397	7,704
Fair value hedges | Interest rate and foreign exchange risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	912	624	0
Fair value hedges | Interest rate and foreign exchange risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	238	72	282
Fair value hedges | Interest rate and foreign exchange risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	788	198	1,711
Fair value hedges | Interest rate and foreign exchange risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	6,188	4,437	3,607
Fair value hedges | Interest rate and foreign exchange risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,396	2,066	2,104
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	56	173	207
Fair value hedges | Credit risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Credit risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	10	19	8
Fair value hedges | Credit risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8	34	8
Fair value hedges | Credit risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	38	120	191
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Fair value hedges | Credit risk | Credit default swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	56
Fair value hedges | Credit risk | Credit default swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Credit risk | Credit default swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	10
Fair value hedges | Credit risk | Credit default swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8
Fair value hedges | Credit risk | Credit default swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	38
Fair value hedges | Credit risk | Credit default swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount		44
Fair value hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Fair value hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount		44
Fair value hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount		0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	149,756	160,397	139,156
Cash flow hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	10,182	17,674	10,489
Cash flow hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	15,202	3,208	11,629
Cash flow hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	41,514	20,459	44,127
Cash flow hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	75,653	102,833	61,186
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,205	16,223	11,725
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	81,626	99,648	74,731
Cash flow hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,546	13,047	6,019
Cash flow hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	7,424	1,061	6,707
Cash flow hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	30,568	9,875	33,070
Cash flow hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	36,501	68,867	26,959
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,587	6,798	1,976
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	55,886	69,471	46,547
Cash flow hedges | Interest rate risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,292	2,336	806
Cash flow hedges | Interest rate risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,877	310	4,626
Cash flow hedges | Interest rate risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	28,103	7,759	29,511
Cash flow hedges | Interest rate risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	20,568	58,930	11,219
Cash flow hedges | Interest rate risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	46	136	385
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,784	16,846	12,123
Cash flow hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,175	1,202	0
Cash flow hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,471	751	1,502
Cash flow hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,196	858	1,550
Cash flow hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	14,728	7,920	7,890
Cash flow hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,214	6,115	1,181
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	2,027	7,652	7,492
Cash flow hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,027	7,097	5,213
Cash flow hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	244	0
Cash flow hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	311	2,279
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	34,973	27,343	23,483
Cash flow hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,777	3,438	1,746
Cash flow hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,295	1,348	2,336
Cash flow hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,452	3,195	4,616
Cash flow hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	19,940	15,506	13,071
Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,509	3,856	1,714
Cash flow hedges | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	10,754	8,381	9,151
Cash flow hedges | Exchange rate risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,996	2,406	1,532
Cash flow hedges | Exchange rate risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,487	1,309	2,243
Cash flow hedges | Exchange rate risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,982	1,947	3,040
Cash flow hedges | Exchange rate risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,289	2,719	2,336
Cash flow hedges | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	20,005	15,004	13,425
Cash flow hedges | Exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,313	1,032	214
Cash flow hedges | Exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,809	39	93
Cash flow hedges | Exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2,470	1,248	1,576
Cash flow hedges | Exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	13,028	9,885	9,828
Cash flow hedges | Exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,385	2,800	1,714
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Notional amount	16,175	21,609	27,021
Cash flow hedges | Interest rate and foreign exchange risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	182	860	1,691
Cash flow hedges | Interest rate and foreign exchange risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	509	336	972
Cash flow hedges | Interest rate and foreign exchange risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,982	5,924	5,634
Cash flow hedges | Interest rate and foreign exchange risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	10,294	11,165	15,687
Cash flow hedges | Interest rate and foreign exchange risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,208	3,324	3,037
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,361	3,604	5,218
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	816
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	659	0	981
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,468	2,505	2,402
Cash flow hedges | Interest rate and foreign exchange risk | Interest rate swaps | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	234	1,099	1,019
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,814	17,005	19,682
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	182	860	875
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	509	336	972
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,323	5,924	4,653
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,826	7,660	11,164
Cash flow hedges | Interest rate and foreign exchange risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	974	2,225	2,018
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	16,924	11,741	13,907
Cash flow hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	677	329	1,033
Cash flow hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,974	463	1,614
Cash flow hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	2,505	1,463	807
Cash flow hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	8,870	7,246	5,456
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,898	2,240	4,997
Cash flow hedges | Inflation risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	14,096	10,503	10,206
Cash flow hedges | Inflation risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	483	82	33
Cash flow hedges | Inflation risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	951	339	181
Cash flow hedges | Inflation risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,895	597	229
Cash flow hedges | Inflation risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	8,869	7,245	4,766
Cash flow hedges | Inflation risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,898	2,240	4,997
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	58	56	14
Cash flow hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Cash flow hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	7	2	0
Cash flow hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48	49	13
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3	5	1
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	58
Cash flow hedges | Equity risk | Option | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Equity risk | Option | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Cash flow hedges | Equity risk | Option | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	7
Cash flow hedges | Equity risk | Option | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	48
Cash flow hedges | Equity risk | Option | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	25,594	22,210
Hedges of net investments in foreign operations | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,249	4,097	2,435
Hedges of net investments in foreign operations | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,393	5,346	5,086
Hedges of net investments in foreign operations | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	14,972	13,235	12,831
Hedges of net investments in foreign operations | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,916	1,858
Hedges of net investments in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	25,594	22,210
Hedges of net investments in foreign operations | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,249	4,097	2,435
Hedges of net investments in foreign operations | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,393	5,346	5,086
Hedges of net investments in foreign operations | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	14,972	13,235	12,831
Hedges of net investments in foreign operations | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,916	1,858
Hedges of net investments in foreign operations | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	22,614	25,594	22,210
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,249	4,097	2,435
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,393	5,346	5,086
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	14,972	13,235	12,831
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	2,916	1,858
Hedges of net investments in foreign operations | Exchange rate risk | Fx forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0